Bonds Payable	12 Months Ended
Dec. 31, 2024
Bonds Payable
Bonds Payable

Note 15. Bonds Payable

In August 2019, a subsidiary completed a public issue of bonds with an aggregate nominal amount of $36,511 (€25,000), less commissions and issuance costs totalling $1,078 (€738) secured by the Group’s investment property. In 2024, the maturity of the bonds were extended to 2033 and the interest rate was increased to 5.70% per annum. Concurrent with this, the subsidiary wrote off the previously capitalized costs of $336 and the costs associated with the modification, totaling $783, were capitalized.

As at December 31, 2024, the carrying and nominal amounts of the bonds payable were $36,545 (€24,481) and $37,320 (€25,000), respectively.

Note 15. Bonds Payable (continued)

For the movements of bonds payable in the years ended December 31, 2024, 2023 and 2022, see Note 23.

As at December 31, 2024, the contractual maturities of the bonds payable are as follows:

Years ending December 31:	Principal	Interest	Total
2025	$—	2,127	2,127
2026	—	2,127	2,127
2027	—	2,127	2,127
2028	—	2,127	2,127
2029	—	2,127	2,127
2030	—	2,127	2,127
2031	—	2,127	2,127
2032	—	2,127	2,127
2033	37,320	2,127	39,447